Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Current income tax expenses
Deferred income tax expenses
Income tax expenses